Contract liabilities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Contract liabilities
18. Contract liabilities
Contract liabilities consists of the following:

	As at
	March 31, 2020	March 31, 2019
Current:
Payments in advance of services	$6,585	$2,229
Advance billings	3,195	3,092
Others	501	106

Total	$10,281	$5,427

Non-current:
Payments in advance of services	$19,565	$4,950
Advance billings	492	1,642
Others	16	17

Total	$20,073	$6,609